Deferred Tax Assets and Liabilities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Net operating loss carryforwards	$ 16,859,179	$ 15,174,927
Deferred revenue	138,378	1,243,487
Equity issuance cost	102,935	98,813
Bank loan	23,014
Total deferred tax assets	17,123,506	16,517,227
Valuation allowance	17,053,767	16,407,955
Net deferred tax assets	69,739	109,272
Deferred tax liabilities
Useful life adjustment fixed assets	54,303	70,790
Bank loan		12,343
Adjustment restoration costs		10,008
Adjustment accruals	15,436	7,120
Market value of money market funds		9,011
Total deferred tax liabilities	69,739	109,272
Net deferred tax asset/(liability)	$ 0	$ 0